ABOUT THESE CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Jun. 30, 2026
Accounting Policies1 [Abstract]
ABOUT THESE CONSOLIDATED FINANCIAL STATEMENTS	ABOUT THESE CONSOLIDATED FINANCIAL STATEMENTS

Reporting entity
The DRDGOLD Group is primarily involved in the extraction of gold from the retreatment of surface mine tailings. The consolidated financial statements comprise DRDGOLD Limited (“DRDGOLD” or the “Company”) and its subsidiaries who are all wholly owned subsidiaries and solely operate in South Africa (collectively the “Group” and individually “Group
Companies”). The Company is domiciled in South Africa with a registration number of 1895/000926/06. The registered address of the Company is Constantia Office Park, Cnr 14th Avenue and Hendrik Potgieter Road, Cycad House,
Building 17, Ground Floor, Weltevreden Park, 1709.
DRDGOLD is 50.1% held by Sibanye Gold Proprietary Limited, which in turn is a wholly owned subsidiary of Sibanye
Stillwater Limited (“Sibanye-Stillwater”).

Basis of accounting
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards
Accounting Standards (“IFRS Accounting Standards”) and its interpretations issued by the International Accounting
Standards Board (“IASB”). The consolidated financial statements were approved by the board of directors of the Company
(“Board”) for issuance on 30 September 2026.
The directors believe that the Group has adequate resources to continue as a going concern for the foreseeable future. The consolidated financial statements have been prepared on a going concern basis.

Functional and presentation currency
The functional and presentation currency of DRDGOLD and its subsidiaries is South African Rand (“Rand”). The amounts in these consolidated financial statements are rounded to the nearest million unless stated otherwise. Significant exchange rates during the year are set out in the table below:

Rand / US dollar	2026	2025	2024
Spot rate at year end	16.39	17.75	18.19
Average prevailing rate for the financial year	16.88	18.15	18.70